Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) £ in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		£ 1,620		£ 1,713
Notional amount		225,277		205,172
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		172		159
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		881		809
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		142		137
Structured Deposits
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		415		435
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value		£ 10		£ 173
Euro 30bn Euro Medium Term Note Programme | Medium Term Notes
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Notional amount | $	$ 30,000,000,000		$ 30,000,000,000